     As Filed with the Securities and Exchange Commission on April 30, 2002


                                                            File Nos. 333-80205
                                                                      811-09381

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 6


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 7

                                  PAYPAL FUNDS


               (Exact name of Registrant as specified in charter)


                                303 Bryant Street
                             Mountain View, CA 94041

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (650) 752-6900

                                  JOHN T. STORY
                                  PayPal Funds

                                303 Bryant Street
                             Mountain View, CA 94041

                     (Name and address of agent for service)

                   Please send copy of all communications to:


                                 David A. Hearth
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                      San Francisco, California 94105-3441

                                 (415) 856-7007


             It is proposed that this filing will become effective:


                           X   immediately upon filing pursuant to Rule 485(b)
                          ---
                               on         pursuant to Rule 485(b)
                          ---
                               60 days after filing pursuant to Rule 485(a)(1)
                          ---
                               75 days after filing pursuant to Rule485(a)(2)
                          ---
                               on __________ pursuant to Rule 485(a)
                          ---

                                  PAYPAL FUNDS

                       CONTENTS OF REGISTRATION STATEMENT


This registration statement contains the following documents

         Facing Sheet

         Contents of Registration Statement

         Part A - Prospectus for


                  PAYPAL MONEY MARKET FUND


         Part B -Statement of Additional Information for


                  PAYPAL MONEY MARKET FUND


         Part C - Other Information


         Signature Pages


         Exhibits

                                     PART A

                                 PROSPECTUS FOR


                            PAYPAL MONEY MARKET FUND

                         ------------------------------
                            PAYPAL MONEY MARKET FUND
                         ------------------------------


PROSPECTUS
----------


MAY 1, 2002


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AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE AND ACCURATE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A FEDERAL CRIME.
-------------------------------------------------------------------------------

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                                TABLE OF CONTENTS
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                                                                     PAGE


THE PAYPAL MONEY MARKET FUND.............................................1


PERFORMANCE INFORMATION..................................................3

FUND FEES AND EXPENSES...................................................4

MORE ABOUT THE FUND'S INVESTMENT STRATEGIES AND RISKS....................6

FUND MANAGEMENT..........................................................7

THE FUND'S STRUCTURE.....................................................9


PRICING OF FUND SHARES...................................................11

HOW TO ACQUIRE AND REDEEM SHARES OF THE FUND.............................12

DIVIDENDS AND OTHER DISTRIBUTIONS........................................16

TAX CONSEQUENCES.........................................................17

FINANCIAL HIGHLIGHTS.....................................................18

The PayPal Money Market Fund (the "Fund"), formerly the PayPal Money Market Reserve Fund, is designed primarily as an AUTOMATIC SWEEP INVESTMENT for uninvested cash balances in PayPal customer accounts. PayPal customers may choose to have their free cash balances swept into the Fund in order to earn income until the cash is used. Shares of the Fund will be automatically redeemed to pay for transactions such as payments, purchases and other electronic money transfers from PayPal customer accounts.

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THE PAYPAL MONEY MARKET FUND
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INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with stability of capital and liquidity.

STRATEGY


The Fund invests in U.S. dollar-denominated, high quality, short-term money market investments issued by U.S. and foreign issuers.

The Fund is a "feeder fund." A feeder fund does not invest directly in a portfolio of securities. Instead, to pursue its investment objective, it invests all of its assets in another investment company called the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio, a registered open-end management investment company issuing individual interests in multiple series. Barclays Global Fund Advisors ("BGFA") serves as the investment adviser to the Master Portfolio. BGFA is a subsidiary of Barclays Global Investors, N.A., and has provided asset management services for over 25 years. As of March 31, 2002, BGFA and its affiliates provided investment advisory services for over $760 billion of assets.


To preserve its investors' capital, the Master Portfolio and, through it, the Fund seek to maintain a stable $1 share price.

The Fund's performance will correspond directly to the performance of the Master Portfolio.

This means that you should understand that the discussion of the Fund's investment objectives, strategies and risks are a description of the investment characteristics and risks associated with the investments of the Master Portfolio.


The Master Portfolio may invest up to 10% of its net assets in securities that are deemed to be "illiquid." Illiquid securities may include securities that are subject to restrictions on their resale or securities that may otherwise be difficult to sell promptly at an acceptable price. The Master Portfolio (and, therefore, the Fund) may suffer losses or other costs as a result of delays or difficulties in selling or attempting to sell such securities.


MONEY MARKET FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price. The Fund and the Master Portfolio are money market funds and are subject to these regulations. Some of the regulations are:

o CREDIT QUALITY: Money market funds must invest exclusively in high quality securities. Generally, "high quality securities" are those that are in the top two tiers of short-term credit quality, as ranked by certain nationally recognized statistical rating organizations, or "rating agencies." The Master Portfolio may purchase an unrated security if BGFA determines it to be of comparable quality to those rated securities, using guidelines adopted by the Board of Trustees of the Master Portfolio.

o DIVERSIFICATION: Requirements for diversification limit the Fund's exposure to any given issuer.

o MATURITY: Money market funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

MAIN RISKS

YOUR INVESTMENT IS NOT A BANK DEPOSIT. Investments in the Fund and the Master Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is generally considered unlikely, any default on an investment made by the Master Portfolio could cause the Fund's share price or yield to fall.

FOREIGN SECURITIES CARRY ADDITIONAL RISK. The Master Portfolio may invest in the securities of foreign issuers, so long as they are denominated in U.S. Dollars. Securities of foreign issuers carry additional risks due to reasons ranging from a lack of information about the issuer to the risk of political uncertainties.

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                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The chart and table below show the Fund's performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception compare with those of a broad measure of market performance. The bar chart shows the Fund's total returns for 2000 and 2001. The table compares the Fund's average annual returns to the returns of 3-month U.S. Treasury Bills, for one year and since inception. Keep in mind that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


2000     5.56%      PAYPAL MONEY MARKET FUND AVERAGE ANNUAL TOTAL
2001     2.86%      RETURNS

                    (AS OF DECEMBER 31, 2001)


                    ------------------------------------------------------------

                                                    ONE YEAR   SINCE INCEPTION*

                    PayPal Money Market Fund          2.86%          4.34%
                    U.S. Treasury Bills (3-month)     4.09%          5.15%


                    * Inception date was November 18, 1999. Benchmark calculated from November 30, 1999


BEST QUARTER:     1.42% Q2 2000

WORST QUARTER:    0.33% Q4 2001

7-DAY YIELD (AS OF DEC. 31, 2001): 2.12%
(PLEASE SEE WWW.PAYPAL.COM FOR CURRENT YIELD INFORMATION.)

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         FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes what you could expect to pay if you buy and hold shares of the Fund. The expenses are deducted from the Fund's assets, which means you pay them indirectly. "Shareholder Fees" are one-time expenses charged to you directly by the Fund. "Operating Expenses" are paid out of Fund assets, so their effect is included in total return.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None
Maximum Sales Charge (Load) Imposed in Reinvested Dividends and other None Distributions
Redemption Fee (within 90 days of purchase)                               None
Maximum Account Fee                                                       None

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)

Management Fees(2)                                                       1.90%
Distribution (12b-1) Fees                                                 None
Other Expenses                                                           0.00%
                                                                         -----
Total Annual Fund Operating Expenses                                     1.90%
Fee Waiver and Expense Reimbursement(3)                                  0.40%
                                                                         -----
NET OPERATING EXPENSES                                                   1.50%*
                                                                         ======

  * PAYPAL ASSET MANAGEMENT, INC. (THE "ADVISER") HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S NET OPERATING EXPENSES TO AN ANNUAL RATE OF 0.10%. THE ADVISER MAY TERMINATE THIS AGREEMENT AT ANY TIME.
(1) The cost reflects the expenses at both the Fund and the Master Portfolio levels.
(2) Management fees include a fee equal to 0.10% of the daily net assets payable at the Master Portfolio level to the investment adviser for the Master Portfolio. Management fees also include a "unified" fee equal to 1.80% payable by the Fund to the Adviser. The Adviser provides, or arranges for the provision of administration, transfer agency, pricing, custodial, auditing, and legal services to the Fund, and is responsible for payment of all of the operating expenses of the Fund except the Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary expenses.
(3) The Adviser has contractually agreed to limit the Fund's net operating expenses to an annual rate of 1.50% for the period January 1, 2002 through December 31, 2002.

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EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example uses the same assumptions that are required in all mutual fund prospectuses:

   o  you invest $10,000 in the Fund for the time periods indicated;

   o  your investment has a 5% return each year;

   o the Fund's operating expenses remain the same, except for the fee reduction which, for the purposes of the example, is assumed to be applicable to only the first year; and

   o  you redeem your shares at the end of the relevant period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              EXAMPLE     1 YEAR*        3 YEARS*       5 YEARS*       10 YEARS*
                          -------        --------       --------       ---------
PAYPAL MONEY MARKET FUND   $153            $558           $989          $2,190

         *Reflects costs at both the Fund and Master Portfolio levels.

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                  MORE ABOUT THE FUND'S INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

The Fund and the Master Portfolio emphasize safety of principal and high credit quality. Neither the Fund nor the Master Portfolio may purchase those floating-rate instruments ("derivatives") that are considered to be potentially volatile.

The Fund (through its investment in the Master Portfolio) may invest in floating-rate securities only if the following criteria are met:

o The security bears interest at a rate that resets quarterly or more frequently.

o The interest rate reset is based on changes in standard money market rate indices.

o Examples of acceptable standard indices are U.S. Government Treasury bills and London Interbank Offered Rate, among others.

Floating and variable rate instruments are subject to interest rate and credit risks.

INVESTMENT RISKS


Asset-Backed Securities: The Master Portfolio may invest in high-quality asset-backed securities. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made regularly, thus in effect "passing through" regular payments made by the individual borrowers on the assets that underlie the securities. The value of these instruments is particularly sensitive to changes in interest rate and general market conditions. The value of asset-backed securities is also affected by the creditworthiness of the individual borrowers.

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         FUND MANAGEMENT
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER FOR THE FUND is PayPal Asset Management, Inc. (the "Adviser"). The Adviser is a wholly owned subsidiary of PayPal, Inc. ("PayPal") and its address is P.O. Box 50185, Palo Alto, California 94303. PayPal is dedicated to providing easy, low-cost services to on-line investors through its continuous emphasis on technology, including the PayPal website and services. Through the world wide web, the Adviser offers access to your Fund account virtually anywhere, at any time. The Adviser was formed in 1999. As of March 31, 2002, it had over $95 million in assets under management.


The Adviser provides the Fund with investment guidance and policy direction and monitors the Fund's investment in the Master Portfolio. The Adviser is subject to general supervision of the Board of Trustees (the "Board") of PayPal Funds (the "Trust") and is required to act in accordance with the investment objective, policies and restrictions of the Fund.


The Adviser also provides or arranges for all of the services that are necessary for the Fund to operate. These include administration, transfer agency, custody, and subadvisory services, if any. The Adviser is entitled to an investment advisory fee at an annual rate equal to 1.80% of the Fund's average daily net assets. The Adviser uses the advisory fee to pay all expenses of managing and operating the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any), and extraordinary expenses. A portion of the advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser.

The Adviser has contractually agreed to limit the Fund's net operating expenses to an annual rate of 1.50% for the period January 1, 2002 through December 31, 2002. As a result of the contractual expense limit, the Adviser is entitled to an investment advisory fee at an annual rate of 1.40%. In addition, as of December 19, 2001, the Adviser has voluntarily agreed to limit the Fund's net operating expenses to an annual rate of 0.10%. As a result of the voluntary expense limit, the Adviser currently does not receive an investment advisory fee. The Adviser may terminate the voluntary expense limit at any time.

For the fiscal year ended December 31, 2001, after contractual and voluntary fee waivers, the Fund paid an investment advisory fee equal to 1.36% of the Fund's average daily net assets.

THE INVESTMENT ADVISER FOR THE MASTER PORTFOLIO is BGFA. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of March 31, 2002, BGFA and its affiliates provided investment advisory services for over $760 billion of assets. BGFA receives a fee from the Master Portfolio at an annual rate equal to 0.10% of the Master Portfolio's average daily net assets.


The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, which includes certain other fees paid by the Master Portfolio, such as accounting, legal, and Securities and Exchange Commission ("SEC") registration fees.


THE DISTRIBUTION AGENT for shares of the Fund on the www.paypal.com website is Funds Distributor, Inc., a registered broker-dealer.

The Fund's Statement of Additional Information contains detailed information about the Fund's investment adviser, administrator, and other service providers and is available upon request by emailing customer service at service@paypal.com.

--------------------------------------------------------------------------------
THE FUND'S STRUCTURE
--------------------------------------------------------------------------------

The Fund is a separate series of the Trust. The Fund seeks to achieve its investment objectives by investing all of its assets in the Master Portfolio. The Master Portfolio is a series of Master Investment Portfolio, which is a registered open-end management investment company. The Master Portfolio has the same investment objective as the Fund.

This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the "feeder" fund) invests all of its assets in a second fund (the "master" fund). In addition to selling its shares to the Fund, the Master Portfolio has sold and is expected to continue to sell its shares to certain other mutual funds or other accredited investors. The expenses paid by these mutual funds and accredited investors may differ from the expenses paid by the Fund and so the returns received by shareholders of other mutual funds or other accredited investors may be different from your returns if you invest in the Fund.


The Board believes that the Fund may realize some economic advantages by investing in the Master Portfolio along with other investors. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interest-holders in the Master Portfolio) would be spread across a larger asset base as more funds or other accredited investors invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the Fund may not realize or may not maintain these expected economic efficiencies.

The Fund may be asked to vote on matters concerning the Master Portfolio. Except as permitted by the SEC, whenever the Fund is requested to vote on a matter pertaining to the Master Portfolio, the Fund will either (a) hold a meeting of the Fund's shareholders and cast its votes as instructed by those shareholders, or (b) subject to approval by the Board, cast the Fund's votes in the same proportion as holders of votes other than the Fund have cast their votes.


The Fund may withdraw its investment in the Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of the Fund or other pooled investment entity by the Adviser or the hiring of a sub-adviser to manage the Fund's assets.

Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

--------------------------------------------------------------------------------
         PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund is a true no-load fund, which means that the purchase and sale price of shares is always the net asset value per share ("NAV"), without any deductions for fees from the purchase or sale price.


The Fund's NAV per share is calculated by taking the value of the Fund's net assets (largely cash and interests in the Master Portfolio) and dividing by the number of shares outstanding. The value of these interests in the Master Portfolio are provided by the Master Portfolio. Expenses are accrued daily and applied when determining the Fund's NAV. The NAV for the Fund is determined as of the close of each business day (generally 4:00 p.m., Eastern Time) the New York Stock Exchange, Inc. (the "NYSE") and the Fund are open. In general, the Fund will not calculate the NAV of its shares on the days on which the NYSE, or the Fund, is closed for trading. The Fund may change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern Time, when trading in the market the Master Portfolio invests in is restricted, or if an emergency exists. The Fund is typically open on any day the Federal Reserve banks are open, with the exception of Good Friday.

The Master Portfolio calculates the value of its net assets (i.e., the value of its assets less liabilities) on the same day and at the same time as the Fund. The Master Portfolio's investments are valued each day that the NYSE is open for business, with the exception of Columbus Day and Veterans Day. The Master Portfolio values its securities at amortized cost to account for any premiums or discounts above or below the face value of the securities it buys. The amortized cost method does not reflect daily fluctuations in market value.

--------------------------------------------------------------------------------
         HOW TO ACQUIRE AND REDEEM SHARES OF THE FUND
--------------------------------------------------------------------------------

The Fund is available only to on-line investors through PayPal's web site. You will need to do the following to purchase shares of the Fund:


o Enroll as a PayPal user, simply by following the instructions on the PayPal website, at WWW.PAYPAL.COM.

o You are required to provide a Social Security Number or Employer Identification Number to enroll as a PayPal user. Other identification numbers, such as an Individual Taxpayer Identification Number, will not be sufficient.


o You are also required to consent to receive all information about the Fund electronically, both to open an account and during the time you own shares of the Fund.

o If you revoke your consent to receive Fund information electronically, fail to maintain an e-mail account, or close your account, the Fund may redeem your shares (to the extent that this redemption would be allowed under the federal securities laws) and in any case will prohibit additional investments in the Fund, including the reinvestment of dividends.*

o Once you have enrolled as a PayPal user and have consented to receive Fund information electronically, any uninvested cash balance in your PayPal account will be automatically invested in the Fund, according to the terms and conditions of the Fund account.

o Similarly, when you use your PayPal account to transfer money or make a purchase or payment, shares of the Fund then in your account will be sold automatically to cover these transactions.

o You agree that an affiliate of PayPal (such as the transfer agent for the Fund) may redeem shares of the Fund in your account to pay for transfers of funds through PayPal, purchases or any amounts owed to PayPal or Fund Distributors, Inc., as a selling agent. PayPal may redeem or freeze all or a portion of your shares if it concludes, after any investigation it deems appropriate, that you are obligated to PayPal or another party for any setoff or refund in connection with a PayPal transaction.

-----------------
* The staff of the Securities and Exchange Commission (the "Staff") has informally indicated its view that the Fund may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. However, should the Staff's position on this issue change, the Fund intends to involuntarily redeem your shares under such circumstances.

ON-LINE INVESTOR REQUIREMENTS

The Fund is designed specifically for on-line investors who are customers of PayPal. The Fund requires its shareholders to consent to receive all shareholder information about the Fund electronically.

Shareholder information includes, but is not limited to,

o  prospectuses,

o  financial reports,

o  confirmations,

o  proxy solicitations, and

o  financial statements.

Shareholders may also receive other correspondence from PayPal through their e-mail account. By opening an account for the Fund, you certify that you have access to the Internet and a current e-mail account, and you acknowledge that you have the sole responsibility for providing a correct and operational e-mail address. You may incur costs for on-line access to shareholder documents and maintaining an e-mail account.

If you rescind your consent to receive shareholder information electronically, or fail to maintain an e-mail account, the Fund may redeem your position in the Fund (to the extent that this redemption would be allowed under federal securities laws).* If it becomes lawful to involuntarily redeem in these circumstances, the Fund will remind you of the involuntary redemption policy before giving effect to the revocation of your consent. If the Fund involuntarily redeems your shares, you may experience adverse tax consequences. If your shares are involuntarily redeemed, you will receive paper copies of all shareholder information until all of your shares have been redeemed and the proceeds have been credited to your account, or you have otherwise received the redemption proceeds. The Fund reserves the right to deliver paper copies of documents in certain circumstances, at no cost to the investor.

-----------------
* The staff of the Securities and Exchange Commission (the "Staff") has informally indicated its view that the Fund may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. However, should the Staff's position on this issue change, the Fund intends to involuntarily redeem your shares under such circumstances.

ACQUIRING AND REDEEMING SHARES OF THE FUND

You can begin accumulating shares of the Fund as soon as you register as a PayPal user and have deposited funds in your PayPal account. Your share price will be the NAV next determined after the Fund receives your deposit of funds, which normally will be $1.00 per share.


Fund shares are automatically purchased for PayPal users who have completed the steps outlined above. Any unused cash balance in your PayPal account will be automatically invested in (or "swept" into) shares of the Fund. Similarly, shares of the Fund in your account will be automatically redeemed (or "swept" from your account) in order to pay for any transaction that you have authorized, including purchases, payments and other electronic fund transfers. The automatic sweep occurs once a day as all transactions for that day are reconciled. The prospectus for the Fund is readily available for viewing and printing on the PayPal website (WWW.PAYPAL.COM).


IF YOU DO NOT CONSENT TO RECEIVE ALL FUND DOCUMENTATION ELECTRONICALLY YOU WILL NOT BE ELIGIBLE TO ACQUIRE SHARES OF THE FUND.

MINIMUM INVESTMENT REQUIREMENTS

For your initial investment in the Fund                          $0.01
Additional shares of the Fund                                    $0.01
Continuing minimum investment                                    $0.01
Maximum Account Balance                                         $100,000



ACCESSING ACCOUNT INFORMATION


For information on how to access account information electronically and to register as a PayPal user, please refer to the online assistant at WWW.PAYPAL.COM available 24 hours a day.


REDEMPTIONS

Fund shares are redeemed automatically to pay for transactions that you have authorized, such as purchases, payments and other electronic money transfers. The automatic "sweep" from your shares will occur once each day as that day's transactions are reconciled.

You may not sell shares of the Fund that you do not own. In other words, you may neither "short" shares of the Fund nor borrow shares of the Fund to cover the cost of any transaction.

Redemption Delays. Although uninvested cash is swept into Fund shares on the same day that it is credited to your account, to use those shares to pay for any transaction, you must wait until the funds that were used to buy the shares have cleared. The delay may take up to fifteen (15) days from the date of the sweep.

The automatic redemption (and therefore, your ability to conduct PayPal transactions with proceeds from the sale of Fund shares) may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (iv) trading in the market the Master Portfolio invests in is restricted.

CHANGING YOUR ACCOUNT INFORMATION


o For your protection, you will be required to change your PayPal user information on the PayPal's website, www.paypal.com, if you wish to change certain information that you provided when you first registered as a PayPal user. This procedure is designed to protect you and the Fund against fraudulent transactions by unauthorized persons.

CLOSING YOUR ACCOUNT


If you do not maintain an email address or if you terminate your ability to electronically access www.paypal.com, the Fund may redeem all of your shares in your Fund account (to the extent that this redemption would be allowed under federal securities laws).

--------------------------------------------------------------------------------
DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THAT THE FUND EARNS.

The Fund distributes substantially all of its net investment income to its shareholders. The Fund declares a dividend on every business day. Dividends are credited to shareholder accounts monthly. Capital gains, if any, are distributed at least annually.

The Fund may make additional distributions if necessary.

All of your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the reinvestment date. If you revoke your consent to receive shareholder information electronically, fail to maintain an e-mail account, or close your account, you will not be permitted to reinvest your dividends in additional Fund shares.

--------------------------------------------------------------------------------
         TAX CONSEQUENCES
--------------------------------------------------------------------------------

YOUR FUND DIVIDENDS AND OTHER DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not be required to pay income tax on amounts it distributes to shareholders. YOU WILL GENERALLY BE TAXED ON THE DISTRIBUTIONS THAT ARE CREDITED TO YOUR ACCOUNT, REGARDLESS OF WHETHER YOU WITHDRAW THE DISTRIBUTION AND EVEN IF THE DISTRIBUTION IS REINVESTED IN SHARES OF THE FUND.

If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sold them for, and how long you held them.


Dividends will normally be reported to shareholders for tax reporting purposes on a Form 1099-DIV. The Fund's policy is not to send that Form to any shareholder who has received less than $10.00 of dividends in a given year. If applicable, the Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

--------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the year ended December 31, 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report. Financial Highlights for periods prior to 2001 were audited by KPMG LLP. The annual report is available at www.paypal.com

    PayPal Money Market Fund
    FINANCIAL HIGHLIGHTS
    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                    NOV. 18, 1999
                                                                                                    (COMMENCEMENT
                                                                   YEAR ENDED       YEAR ENDED     OF OPERATIONS)
                                                                DEC. 31, 2001         DEC. 31,        TO DEC. 31,
                                                                                          2000               1999
    --------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     1.00      $     1.00        $     1.00
                                                                    ----------      ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income
                                                                          0.03            0.05              0.01
                                                                    ----------      ----------        ----------
TOTAL FROM INVESTMENT OPERATIONS
                                                                          0.03            0.05              0.01
                                                                    ----------      ----------        ----------
LESS DISTRIBUTIONS:
     From net investment income
                                                                         (0.03)          (0.05)            (0.01)
                                                                    ----------      ----------        ----------
TOTAL DISTRIBUTIONS
                                                                         (0.03)          (0.05)            (0.01)
                                                                    ----------      ----------        ----------
NET ASSET VALUE, END OF PERIOD                                      $     1.00      $     1.00        $     1.00
                                                                    ----------      ----------        ----------
                                                                    ==========      ==========        ==========
TOTAL RETURN                                                              2.86%           5.56%             0.65%(3)
                                                                    ==========      ==========        ==========
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s)                               $   82,207      $   75,890        $    1,196
     Ratio of expenses to average net assets(1)                           1.46%           1.38%             0.50%(4)
     Ratio of net investment income to average net assets                 2.80%           5.32%             5.92%(4)
-----------------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses                                  1.90%           1.75%             0.60%(4)
(2)  Ratio of net investment income (loss) to average net assets
     prior to waived fees and reimbursed expenses                         2.36%           4.95%             5.82%(4)
-----------------------------------------------------------------------------------------------------------------
(3)  Not Annualized.
(4)  Annualized.

[Outside back cover page.]


More information about the Fund is contained in the Statement of Additional Information of the Fund ("SAI"). The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). You may also learn more about the Fund's investments by reading the Fund's most recent annual or semi-annual report to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recently completed fiscal year.

You may obtain a copy of the SAI and the most recent annual or semi-annual report without charge by emailing customer service at service@paypal.com. The most recent annual or semi-annual report is also available on this website. Shareholders will be alerted by e-mail whenever a prospectus amendment, annual or semi-annual report is available.

The Securities and Exchange Commission (the "SEC") maintains an Internet website (http://www.sec.gov) that contains the SAI, other material incorporated into this Prospectus by reference, and other information about the Fund. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.


PAYPAL
P.O. BOX 45950
OMAHA, NE
68145-0950
(402) 935-7733

HTTP://WWW.PAYPAL.COM


INVESTMENT COMPANY ACT FILE NO.: 811-09381

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION FOR


                            PAYPAL MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                            PAYPAL MONEY MARKET FUND


                                   MAY 1, 2002



This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the PayPal Money Market Fund, formerly the PayPal Money Market Reserve Fund (the "Fund"), dated May 1, 2002 (as amended from time to time).

To obtain a copy of the Fund's Prospectus and the Fund's most recent report to shareholders report free of charge, please access our Website online (WWW.PAYPAL.COM). The Fund is for on-line investors that are customers of PayPal. Only investors who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS

                                                                  PAGE

HISTORY OF THE FUND.................................................1
THE FUND............................................................1

INVESTMENT STRATEGIES AND RISKS.....................................1
FUND POLICIES......................................................10
MASTER PORTFOLIO POLICIES..........................................12
TRUSTEES AND OFFICERS..............................................15
INVESTMENT MANAGEMENT..............................................20
SERVICE PROVIDERS..................................................22
MASTER PORTFOLIO BROKERAGE ALLOCATION..............................23
ORGANIZATION, DIVIDEND AND VOTING RIGHTS...........................24
SHAREHOLDER INFORMATION............................................25
TAXATION...........................................................26
MASTER PORTFOLIO ORGANIZATION......................................29
PERFORMANCE INFORMATION............................................31
FINANCIAL STATEMENTS...............................................34
APPENDIX...........................................................35

HISTORY OF THE FUND


The PayPal Money Market Fund (the "Fund"), is a diversified series of PayPal Funds (the "Trust"). The Trust, which changed its name from X.com Funds on March 9, 2001, is organized as a Delaware business trust and was formed on June 7, 1999. The Fund, originally known as X.com U.S.A. Money Market Fund, changed its name to X.com Money Market Reserve Fund effective July 21, 2000, to Money Market Reserve Fund on November 14, 2000, to PayPal Money Market Reserve Fund on January 8, 2001, and to PayPal Money Market Fund effective January 22, 2002.


THE FUND

The Fund is classified as a diversified open-end, management investment company.

Investment Objective


As its investment objective, the Fund seeks to provide shareholders with a high level of current income, consistent with stability of capital and liquidity. The Fund seeks to achieve this investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio (the "Master Trust"), which, in turn, invests its assets in U.S. dollar-denominated, high-quality money market instruments with maturities of 397 days or less, and a dollar-weighted average portfolio maturity of 90 days or less.

The investment objective of the Fund is fundamental and, therefore, cannot be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting interests.


Master Portfolio. The Master Trust is an open-end management investment company organized as a Delaware business trust. The policy of the Fund to invest all of its assets in a Master Portfolio of the Master Trust is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.


INVESTMENT STRATEGIES AND RISKS

Because the Fund invests all its assets in the Master Portfolio, the investment characteristics and investment risks of the Fund correspond to those of the Master Portfolio. The following information supplements the discussion in the Prospectus of the principal investment strategies, policies and risks that pertain to the Master Portfolio and, accordingly, to the Fund. In addition to discussing the principal risks of investing in the Master Portfolio and the Fund, this section also describes the non-principal risks of such investments. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.


ASSET-BACKED SECURITIES. The Master Portfolio may purchase asset-backed securities (including asset-backed commercial paper), which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made regularly, thus in effect "passing through" regular payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Master Portfolio may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act.

BANK OBLIGATIONS. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, banker's acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, foreign branches of foreign banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions, that are denominated in and pay interest in U.S. dollars.


Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Banker's acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Master Portfolio will generally invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.


The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than 13 months remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are deemed appropriate by BGFA (defined under "INVESTMENT MANAGEMENT") in accordance with Rule 2a-7. Subsequent to its purchase by the Master Portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default. Neither event will require an immediate sale of such security by the Master Portfolio provided that, when a security ceases to be rated, the Master Trust's Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Master Trust's Board of Trustees finds that the sale of such security would not be in the best interests of the Master Portfolio's interestholders.

To the extent the ratings given by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

FLOATING- AND VARIABLE- RATE OBLIGATIONS. The Master Portfolio may purchase floating-rate and variable-rate obligations only to the extent as described in the Prospectus. The Master Portfolio may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower.


Floating- and variable-rate instruments are subject to interest-rate risk and credit risk. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of day's notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known leading rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. BGFA, on behalf of the Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's Portfolio. The Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

FOREIGN OBLIGATIONS. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Master Portfolio's investment advisor.

When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period before the securities are paid for and delivered on the settlement date. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.


Securities purchased on a when-issued or forward commitment basis may expose the Master Portfolio to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.


FUNDING AGREEMENTS. The Master Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Master Portfolio will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Master Portfolio may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Master Portfolio's assets than if the value were based on available market quotations.

ILLIQUID SECURITIES. The Master Portfolio may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Master Portfolio.

LOAN PARTICIPATION AGREEMENTS. The Master Portfolio may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Master Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Master Portfolio derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Master Portfolio may invest. Any participation purchased by a Master Portfolio must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Master Portfolio to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Master Portfolio could be subject to delays, expenses, and risks which are greater than those that would have been involved if the Master Portfolio had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Master Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Master Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Master Portfolio may be treated as illiquid. If a loan participation is determined to be illiquid is will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Master Portfolio's assets than if the value were based on available market quotations.


LETTERS OF CREDIT. Certain debt obligations, certificates of participation, commercial paper and other short-term obligations which the Master Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of BGFA, be of investment quality comparable to other permitted investments of the Master Portfolio.


LOANS OF MASTER PORTFOLIO SECURITIES. The Master Portfolio may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Government securities or an irrevocable letter of credit which is marked to market daily to ensure that each loan is fully collateralized; (2) the Master Portfolio may at any time recall the loan and obtain the return of the securities loaned within five business days; (3) the Master Portfolio will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Master Portfolio. The Master Portfolio may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Master Portfolio does not currently intend to lend its portfolio securities.

In determining whether to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

MUNICIPAL OBLIGATIONS. The Master Portfolio may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or an short-term financing in anticipation of longer-term debt.

The Master Portfolio will invest in "high-quality" (as that term is defined in Rule 2a-7 of the 1940 Act) long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 13 months.


OTHER INVESTMENT COMPANIES. The Master Portfolio may invest in shares of other open-end investment companies that invest exclusively in high-quality short-term securities to the extent permitted under the 1940 Act. The Master Portfolio may also purchase shares of exchange listed closed-end funds or exchange traded funds ("ETFs"), to the extent permitted under the 1940 Act.


PARTICIPATION INTERESTS. The Master Portfolio may invest in participation interests in any type of security in which the Master Portfolio may invest. A participation interest gives the Master Portfolio an undivided interest in the underlying securities in the proportion that the Master Portfolio's participation interest bears to the total principal amount of the underlying securities.

PASS-THROUGH OBLIGATIONS. Certain of the debt obligations in which the Master Portfolio may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of any Master Portfolio investing in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.

REPURCHASE AGREEMENTS. The Master Portfolio may enter into a repurchase agreement wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend more than one week after its purchase. The Master Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Master Portfolio, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Master Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Master Portfolio's custodian has custody of, and holds in segregated accounts, securities acquired as collateral by the Master Portfolio under a repurchase agreement. Repurchase agreements are considered loans by the Master Portfolio. All repurchase transactions must be 100% collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Master Portfolio limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

RULE 144A. It is possible that unregistered securities, purchased by the Master Portfolio in reliance upon Rule 144A under the 1933 Act, could have the effect of increasing the level of the Master Portfolio's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. The Master Portfolio will primarily invest in money market instruments. The instruments in which the Master Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), banker's acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Master Portfolio's investment advisor;
(iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 13 months to the date of settlement and that are deemed appropriate by BGFA in accordance with Rule 2a-7; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and that, in the opinion of the Master Portfolio's investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

U.S. GOVERNMENT OBLIGATIONS. The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States. Other obligation of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.


In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS. The Master Portfolio may purchase instruments that are not rated if, in the opinion of its investment advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Master Portfolio and if such instruments are purchased in accordance with the Master Portfolio's procedures in accordance with Rule 2a-7 of the 1940 Act. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that when a security ceases to be rated, the Board of Trustees for the Master Portfolio determines that such security presents minimal credit risks and provided further that, when a security is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board of Trustees finds that the sale of such security would not be in the Master Portfolio's best interests. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

FUND POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND


The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval which would require a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.


Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

The Fund may not:

1 with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer and the Fund would hold more than 10% of the outstanding voting securities of that issuer;

2. issue senior securities, as defined in the 1940 Act, except that this restriction will not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions;

3. borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions and then not in excess of 10% of the value of the net assets of the Fund (including the proceeds of such borrowings, at the lower of cost or market value). Transactions that are fully collateralized in a manner that does not involved the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act will not be regarded as borrowings for the purposes of this restriction; or

4. act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the disposition of portfolio securities;

5. purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, provided, however, that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements thereto), or obligations of domestic banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations;

6. purchase or sell real estate or real estate limited partnerships, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

7. purchase commodities or commodity contracts (including futures contracts), except that the Master Portfolio may purchase securities of an issuer that invest or deal in commodities or commodity contracts;

8. lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, and (b) enter into repurchase agreements;

9. Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts or other hedging transactions.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

1. The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company; and (iii) 10% of the Fund's total assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Fund.

2. The Fund may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. The Fund may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

MASTER PORTFOLIO POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Master Portfolio may not:


1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit the Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Master Portfolio reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC") or its staff);

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

3. Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

4. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph;

5. Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

6. Purchase the securities of any issuer if, as a result, with respect to 75% of the Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies; or

7. Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

         With respect to paragraph 5, the 1940 Act currently allows the Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph 7, the 1940 Act and regulatory interpretations currently limit the percentage of the Master Portfolio's securities that may be loaned to one-third of the value of its total assets.


MASTER PORTFOLIO: NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

1. The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to
         (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company; and (iii) 10% of the Master Portfolio's total assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. The Master Portfolio may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

3. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.


4. The Master Portfolio may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

5. The Master Portfolio may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Master Portfolio may purchase securities with put rights in order to maintain liquidity.

6. The Master Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

7. The Master Portfolio may not make investments for the purpose of exercising control or management; provided that the Master Portfolio may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio, without regard to the limitations set forth in this paragraph.

TRUSTEES AND OFFICERS


The management and affairs of the Fund are supervised by the Board of Trustees of the Trust. The Trustees and officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by PayPal they oversee are set forth below. Unless otherwise noted, the address of each officer is 303 Bryant Street, Mountain View, California 94041. Each Trustee holds office for a term of three years. Each officer holds office for their lifetime unless that individual resigns, retires or is otherwise removed or replaced.

DISINTERESTED TRUSTEES(1)

-------------------------------------------------------------------------------------------------------------------
      Name, Address,         Position(s)     Term of      Number of           Principal Occupation(s) During
          and Age             Held with    Office and   Portfolios in                 Past 5 Years;
                              the Trust     Length of    Fund Complex      Other Directorships Held by Trustee
                                           Time Served   Overseen by
                                                           Trustee
-------------------------------------------------------------------------------------------------------------------
Nicole E. Faucher            Trustee       Since        One             President, Nicole E. Faucher & Associates
                                           September                    (internet company) (1998-present);
3080 Jackson Street, #5                    1999                         formerly, Chief Executive Officer,
San Francisco, CA 94115                                                 CapSpring.com, Inc. (Internet pension
                                                                        consulting) (2000-2001); President, R.V.
Born in 1957                                                            Kuhn's & Associates (investment
                                                                        consulting) (1996-98); Managing Director,
                                                                        Western Region, SEI Capital Resources
                                                                        (investment consulting) (1993-96).
-------------------------------------------------------------------------------------------------------------------
Kevin T. Hamilton            Trustee       Since        One             Partner, Rice Hall James & Associates
                                           September                    (investment advisor) (January 2002 -
Rice Hall James &                          1999                         present); formerly, Principal and
Associates                                                              Portfolio Manager, Messner & Smith
600 W. Broadway,                                                        Investment Management Limited
Suite 1000                                                              (1999-2001); Executive Vice President,
San Diego, CA  92101                                                    Montgomery Asset Management, LLC
                                                                        (1991-98).
Born in 1961
-------------------------------------------------------------------------------------------------------------------
Gregory N. River             Trustee       Since        One             President and Chief Operating Officer,
                                           September                    U.S. Foursis System Sales, Inc.
4748 25th Street                           1999                         (2001-present) (digital print hardware
San Francisco, CA 94114                                                 and software maufacturer)Vice President,
                                                                        Off-Road Capital (private investments)
Born in 1956                                                            (2000-2001); Founder, Owner, and
                                                                        President, Paladin Consulting Company
                                                                        (1996-2000); Consultant (investment
                                                                        services), Self-Employed (1991-96).
-------------------------------------------------------------------------------------------------------------------
(1)  Disinterested Trustees are those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

INTERESTED TRUSTEE(1)
-------------------------------------------------------------------------------------------------------------------
  Name, Address, and Age     Position(s)     Term of      Number of        Principal Occupation(s) During Past 5
                              Held with    Office and   Portfolios in   Years; Other Directorships Held by Trustee
                              the Trust     Length of    Fund Complex
                                           Time Served   Overseen by
                                                           Trustee
-------------------------------------------------------------------------------------------------------------------
John T. Story(2)             Trustee       Since        One             Vice President, PayPal, Inc.,
                                           September                    (1999-present); President, John T. Story
3475 Lovall Valley Road                    1999                         & Associates (mutual fund consulting)
Sonoma, CA  95476                                                       (1998-99); Executive Vice President,
                                                                        Montgomery Asset Management (1994-1998).
Born in 1940
-------------------------------------------------------------------------------------------------------------------
(1) Interested Trustees are those Trustees who are "interested persons" of the Trust as defined in the 1940 Act.

(2) Mr. Story is deemed to be an "interested" Trustee of the Trust because of his affiliation with PayPal, Inc. the parent of PayPal Asset Management, Inc., the Fund's investment adviser.

ADVISORY TRUSTEE(1)
-------------------------------------------------------------------------------------------------------------------
  Name, Address, and Age     Position(s)     Term of      Number of       Principal Occupation(s) During Past 5
                              Held with    Office and   Portfolios in   Years; Other Directorships Held by Trustee
                              the Trust     Length of    Fund Complex
                                           Time Served   Overseen by
                                                           Trustee
-------------------------------------------------------------------------------------------------------------------
Richard D. Kernan            Advisory      Since        One             Chief Financial Officer, Claims,
                             Trustee       January                      Fireman's Fund Insurance Company
846 Olima Street                           2001                         (2000-2001); Associate, Sinclair
Sausalito, CA  94965                                                    Ventures, LLC (1999-2000); Chief
                                                                        Operating Officer, Combined Benefits
Born in 1945                                                            Insurance Company (1995-1999).
-------------------------------------------------------------------------------------------------------------------
(1)  Mr. Kernan is not an "interested person" of the Trust as defined in the 1940 Act.  Mr. Kernan does not have voting powers under the Trust's Trust Instrument.

PRINCIPAL OFFICERS

-------------------------------------------------------------------------------------------------------------------
  Name, Address, and Age     Position(s)    Term of Office    Principal Occupation(s) During Past 5 Years; Other
                              Held with     and Length of                     Directorships Held
                              the Trust      Time Served
-------------------------------------------------------------------------------------------------------------------
John T. Story                Chairman      Since June 2000   See Interested Trustee table

3475 Lovall Valley Road
Sonoma, CA  95476

Born in 1940
-------------------------------------------------------------------------------------------------------------------
Ralph Ho, Jr.                Vice          Since January     President, PayPal Asset Management, Inc. (January
                             President &   2002              2002-present); Vice President of Finance &
Born in 1970                 Assistant                       Treasurer, PayPal, Inc. (1999-present); Vice
                             Treasurer                       President & Assistant Treasurer, Banc of America
                                                             Securities LLC (1994-1999).
-------------------------------------------------------------------------------------------------------------------
John Muller                  Secretary     Since May 2001    General Counsel, PayPal, Inc. and PayPal Asset
                                                             Management, Inc. (2000-present); Partner, Brobeck,
Born in 1961                                                 Phleger & Harrison (San Francisco) (1998-2000); Of
                                                             Counsel, Brobeck, Phleger & Harrison (San Francisco)
                                                             (1996-1998); Vice President and Senior Counsel,
                                                             Shawmut Bank, N.A. (Boston) (1995-1996).
-------------------------------------------------------------------------------------------------------------------
Jeffrey J. Gaboury           Treasurer;    Since July 1999   Director, Reporting and Compliance, Investors Bank &
                             Chief                           Trust Company (1996-present); Compliance Manager,
Investors Bank & Trust       Financial                       Scudder Kemper Investments, Inc. (1995-1996).
Company                      Officer
200 Clarendon Street
Boston, MA 02116

Born in 1968
-------------------------------------------------------------------------------------------------------------------

The Trust has a standing Audit Committee. Currently, the members of the Audit Committee are Ms. Faucher, Mr. Hamilton and Mr. River. The Audit Committee is responsible for, among other things: recommending the selection, retention, compensation or termination of the independent auditors; reviewing with the independent auditors the scope and results of the annual audit; discussing with Trust management the performance of the independent auditors and their recommendation with respect to the reasonableness of the auditors' fees; reviewing the Fund's annual report to shareholders and any significant underlying accounting policies; reviewing with the Fund's independent auditors the adequacy and effectiveness of relevant internal controls and procedures and the quality of the staff implementing such controls and procedures; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. During the fiscal year ended December 31, 2001, the Audit Committee held one meeting.

The following table shows the Trustees' ownership of the Fund as of December 31, 2001.

                Name of Trustee                  Dollar Range of Equity
                ---------------                   Securities in the Fund
                                                 -----------------------
           DISINTERESTED TRUSTEES

           Nicole E. Faucher                             None

           Kevin T. Hamilton                             None

           Gregory N. River                              None

           INTERESTED TRUSTEE

           John T. Story                              $1-$10,000

           ADVISORY TRUSTEE

           Richard D. Kernan                             None

As of December 31, 2001, none of the disinterested Trustees (or their immediate family members) held an ownership interest in PayPal Asset Management, Inc., the Fund's investment adviser, or PayPal, Inc., the parent of PayPal Asset Management, Inc.

As of March 31, 2002, all Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.

The Trust pays each disinterested and advisory Trustee a fee of $500 per Board meeting attended for the Fund, or Committee meeting attended on a date no Board meeting is held In addition, the Trust reimburses each of the disinterested and advisory Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement from the Trust. The following table describes each Trustee's compensation for the fiscal year ended December 31, 2001:

COMPENSATION TABLE


--------------------------------------------------------------------------------------------------------------------
                                                 Pension or Retirement
                                 Aggregate        Benefits Accrued As      Estimated Annual     Total Compensation
                             Compensation from        Part of Fund          Benefits Upon      From Fund and Trust
      Name of Person              the Fund            Expenses(1)             Retirement         Paid to Trustees
--------------------------------------------------------------------------------------------------------------------
Nicole E. Faucher                $2,500.00                None                   None               $2,500.00
Kevin T. Hamilton                $3,812.06                None                   None               $3,812.06
Richard D. Kernan                $2,074.00                None                   None               $2,074.00
Gregory N. River                 $2,500.00                None                   None               $2,500.00
------------
(1)  No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.


         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


A shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. The following table shows those shareholders owning 5% or more of the shares of the Fund as of March 31, 2002:

                                                              Percentage of
           Name and Address            Shares Held          Outstanding Shares
           ----------------            -----------          ------------------
PayPal, Inc.                          25,048,580.33               26.30%
303 Bryant Street
Mountain View, California 94041

INVESTMENT MANAGEMENT


INVESTMENT ADVISERS. Under an Investment Advisory Agreement (the "Investment Advisory Agreement") with the Trust, PayPal Asset Management, Inc. ("Investment Adviser") provides investment advisory services to the Fund. The Investment Adviser is a wholly owned subsidiary of PayPal, Inc., a Delaware corporation. The current Investment Advisory Agreement became effective on June 13, 2000 and has an initial term of two years.

In approving the Investment Advisory Agreement, the Trustees considered, among other things, the nature and quality of the services to be provided by the Investment Adviser. The Trustees also considered the fees payable by the Fund and reviewed data showing how the Fund's fees and total expense ratios compared with those of comparable funds. The Trustees also considered the unique nature of the unified fee charged by the Investment Adviser and that the Investment Adviser would be responsible under that arrangement for paying all of the operating expenses of the Fund except the Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the disinterested Trustees. Based upon their review, the Trustees determined that the terms of the Investment Advisory Agreement were reasonable, fair and in the best interests of investors in the Fund. The Trustees also concluded that the fees provided in the Investment Advisory Agreement were fair and reasonable.

Subject to general supervision of the Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Adviser provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. The Investment Adviser may in the future manage cash and money market instruments for cash flow purposes. The Investment Adviser also provides or arranges for administration, transfer agency, custody and all other services necessary for the Fund to operate. The Investment Adviser was formed in November 1999. As of March 31, 2002, it had over $95 million in assets under management. The Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to 1.80% of its average daily net assets.

The Adviser has contractually agreed to limit the Fund's net operating expenses to an annual rate of 1.50% for the period January 1, 2002 through December 31, 2002. As a result of the contractual expense limit, the Adviser is entitled to an investment advisory fee at an annual rate of 1.40%. In addition, the Adviser has voluntarily agreed to limit the Fund's net operating expenses to an annual rate of 0.10%. As a result of the voluntary expense limit, the Adviser currently does not receive an investment advisory fee. The Adviser may terminate the voluntary expense limit at any time.

For the period from November 18, 1999 (inception of the Fund) through December 31, 1999, the Fund paid the Investment Adviser $193. For the fiscal year ended December 31, 2000, the Fund paid the Investment Adviser $503,944, before waivers, and $391,506 after waivers. For the fiscal year ended December 31, 2001, the Fund paid the Investment Adviser $1,721,125 before waivers, and $1,296,232 after waivers.

THE MASTER PORTFOLIO'S INVESTMENT ADVISER. The Master Portfolio's investment adviser is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided assets management, administration and advisory services for over 25 years. As of March 31, 2002, BGFA and its affiliates provided investment advisory services for over $760 billion of assets. Pursuant to an Investment Advisory Contract with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. BGFA receives fees from the Master Portfolio at an annual rate equal to 0.10%, of the Master Portfolio's average daily net assets. This advisory fee is an expense of each Master Portfolio borne proportionately by its interestholders, including each of the respective Funds. For the period from November 18, 1999 (inception of the Fund) through December 31, 1999, the Fund paid the BGFA $42. For the fiscal year ended December 31, 2000, the Fund paid BGFA $30,671. For the fiscal year ended December 31, 2001, the Fund paid BGFA $95,818.


BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

The Advisory Contract will continue in effect for the Master Portfolio provided the continuance is approved annually (i) by the holders of a majority of the applicable Master Portfolio's outstanding voting securities or by the applicable Master Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the applicable Master Portfolio who are not parties to the Advisory Contract or affiliated with any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by a portfolio or the price paid or received by the Master Portfolio.

SERVICE PROVIDERS


ADMINISTRATOR OF THE FUND. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02111, serves as the Fund's administrator. As the Fund's administrator, IBT provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Fund, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. IBT also furnishes office space and certain facilities required for conducting the business of the Fund. The Investment Adviser pays IBT for all administrative services provided to the Fund. For the period from November 18, 1999 (inception of the Fund) through December 31, 1999 the Investment Adviser paid IBT $5,833 for such administrative services. For the fiscal year ended December 31, 2000, the Investment Adviser paid IBT $50,000 for such administrative services. For the fiscal year ended December 31, 2001, the Investment Adviser paid IBT $50,000 for such administrative services.


ADMINISTRATOR OF THE MASTER PORTFOLIO. Stephens Inc. ("Stephens") and Barclays Global Investors, N.A. ("BGI") are the Master Portfolio's co-administrators. Stephens and BGI provide the Master Portfolio with administrative services, including general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to MIP's trustees and officers. Stephens also furnishes office space and certain facilities to conduct the Master Portfolio's business, and compensates MIP's Trustees, officers and employees who are affiliated with Stephens. In addition, Stephens and BGI have agreed to bear all costs of the Master Portfolio's and MIP's operations, except for extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain other expenses that are borne by the Master Portfolio such as advisory fees payable to BGFA. Stephens and BGI are not entitled to compensation for providing administration services to a Master Portfolio for so long as Stephens and BGI are entitled to compensation for providing co-administration services to a corresponding feeder fund that invests substantially all of its assets in the Master Portfolio, or either Stephens or BGI or an affiliate receives advisory fees from the Master Portfolio. BGI has delegated certain of its duties as co-administrator to IBT. IBT, as sub-administrator, is compensated by BGI for performing certain administration services.

CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT. IBT also serves as custodian of the assets of the Fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of the Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund and the Master Portfolio. The custodian has no responsibility for any of the investment policies or decisions of the Fund and the Master Portfolio. IBT also acts as the Fund's Accounting Services Agent. The Investment Adviser pays IBT for all custodial services provided to the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. PayPal Asset Management, Inc., P.O. Box 50185, Palo Alto, California 94303, acts as transfer agent and dividend disbursing agent for the Fund.

DISTRIBUTION AGENT. Funds Distributor, Inc. ("FDI"), a registered broker-dealer, acts as distribution agent for shares of the Fund on PayPal's website, www.paypal.com.

INDEPENDENT AUDITORS. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, acts as independent auditors for the Fund, providing audit and tax services and assistance and consultation with respect to the preparation of filings with the SEC.

LEGAL COUNSEL. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441, acts as legal counsel for the Trust and the Fund.


MASTER PORTFOLIO BROKERAGE ALLOCATION

BGFA assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.

Purchases and sales of portfolio securities for the Master Portfolio usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. The prices paid to the underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS


The Fund is a diversified series of the Trust. The Trust may issue additional series and classes.


All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of the Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in that Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

SHAREHOLDER INFORMATION


Shares are distributed directly by the Fund itself. The Adviser entered into a Services Agreement with FDI, a registered broker-dealer, under which FDI provides distribution services on PayPal's website, www.paypal.com.


PRICING OF FUND SHARES. The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


As noted in the Prospectus, the net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading, with the exception of Columbus Day and Veterans Day. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund will also be closed on Columbus Day and Veterans Day. The Fund may, but does not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days to materially affect per-share net asset value. The Fund will use the net asset value reported by the related Master Portfolio for its shares in calculating the related Fund's net asset values.


The Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices.

Rule 2a-7 provides that in order to value its Master Portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average Master Portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's Master Portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

TELEPHONE AND INTERNET REDEMPTION PRIVILEGES. The Trust employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Trust and the Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.


ADDITIONAL PURCHASE INFORMATION. The maximum account balance for shareholders of the Fund is currently $100,000. The Fund or the Investment Adviser may waive such maximum account balance for any shareholder.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUND. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.


BACKUP WITHHOLDING. The Fund generally will be required to withhold federal income tax at a rate of 30% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.


OTHER TAXATION. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

MARKET DISCOUNT. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

MASTER PORTFOLIO ORGANIZATION

The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 20, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.


The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances.

Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio in which it invests, the Fund will either (a) hold a meeting of the Fund's shareholders and will cast its votes as instructed by those shareholders, or (b) subject to approval by the Board of Trustees of the Trust, cast the Fund's votes in the same proportion as holders of votes other than the Fund have cast their votes.

In a situation where the Fund seeks voting instructions from its shareholders and does not receive instructions from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, the Fund will vote those shares in the same proportion as the shares for which the Fund does receive voting instructions.


MASTER/FEEDER STRUCTURE. The Fund seeks to achieve its investment objective by investing all of its assets into the Master Portfolio of MIP. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

The Fund may withdraw its investment in the Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of such Fund and its shareholders. Upon any such withdrawal, the Trust's Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

PERFORMANCE INFORMATION

All of the Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Adviser may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

The following are the average annual total returns for the fiscal year and since inception of the Fund:


--------------------------------------------------------------------------------
                              December 31, 2001                Since Inception*
--------------------------------------------------------------------------------
PayPal Money Market Fund            2.86%                           4.34%

--------------------------------------------------------------------------------
* Inception Date: November 18, 1999

AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

N = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

TOTAL RETURN. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD. The yield for the Fund fluctuates from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is generally a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.


The Fund's 7-day yield as of December 31, 2001 was 2.12%.

The Fund's 7-day effective yield as of December 31, 2001 was 2.14%.


Current yield for the Fund is calculated based on the net changes, exclusive of capital changes, over a seven day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield for the Fund is calculated by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the same to a power equal to 365 divided by seven, and subtracting one from the result.

PERFORMANCE COMPARISONS:

CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.


FINANCIAL STATEMENTS


Audited financial statements for the year ended December 31, 2001 are contained in the Annual Report to Shareholders and are incorporated herein by reference.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

     o  liquidity ratios are adequate to meet cash requirements;
     o  long-term senior debt is rated "A" or better;
     o  the issuer has access to at least two additional channels of borrowing;
     o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
     o  the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

     o  evaluation of the management of the issuer;
     o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
     o evaluation of the issuer's products in relation to competition and customer acceptance;
     o  liquidity;
     o  amount and quality of long-term debt;
     o  trend of earnings over a period of ten years;
     o financial strength of parent company and the relationships which exist with the issuer; and
     o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

     o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
     o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
     o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
     o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
     o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.
     o The rating C1 is reserved for income bonds on which no interest is being paid.
     o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

     o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
     o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
     o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
     o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

(a)    Articles of Incorporation

         (i)  Certificate of Trust -- 1
        (ii)  Trust Instrument -- 1
       (iii)  Amended and Restated Trust Instrument -- 2
        (iv)  Certificate of Amendment to Certificate of Trust -- Filed herein

(b)    By-laws - 3

(c)    Instruments Defining Rights of Security Holders --Not applicable

(d)    Advisory Agreements--

         (i) Investment Advisory Agreement between X.com Asset Management, Inc. and the Registrant -- Filed herein
        (ii)  Amended and Restated Operating Expenses Agreement -- Filed herein

(e)    Underwriting Contracts:

         (i) Services Agreement between X.Com Asset Management, Inc., X.Com Corporation and Funds Distributor, Inc. -- Filed herein

(f)    Bonus or Profit Sharing Contracts: Not applicable

(g) Custodian Agreement between X.com Asset Management, Inc., Investors Bank & Trust Company, and the Registrant -- 4

(h)      Other Material Contracts:

         (i)  Administration Agreement between X.com Asset Management, Inc.,
              Investors Bank & Trust, and the Registrant -- 4
        (ii)  Restated Transfer Agency Agreement between PayPal Asset
              Management, Inc. and the Registrant -- Filed herein
       (iii)  X.com Funds Electronic Delivery Consent Agreement -- 4
        (iv) Third Party Feeder Fund Agreement between X.com Asset Management, Inc., Master Investment Portfolio, and the Registrant- 4

(i)    Opinion and Consent of Counsel -- Filed herein

(j)    Consent of Independent Auditors:  Filed herein

(k)    Omitted Financial Statements: Not applicable

(l)    Form of Subscription Agreement between Elon R. Musk and the
       Registrant -- 2

(m)    Rule 12b-1 Plan: Not applicable

(n)    Rule 18f-3 Plan: Not applicable

(p)    Powers of Attorney and Code of Ethics--

         (i) Powers of Attorney, dated March 6, 2000, for Nicole E. Faucher, Kevin T. Hamilton, Gregory, N. River and John T. Story -- 4
        (ii)  Code of Ethics - Not Applicable

1.       Filed with initial Registration Statement on Form N-1A on
         June 8, 1999.
2.       Filed with Pre-Effective Amendment No. 1 on November 18, 1999.
3.       Filed with Post-Effective Amendment No. 2 on March 24, 2000.
4.       Filed with Post-Effective Amendment No. 3 on April 26, 2000.

Item 24. Persons Controlled by or Under Common Control With Registrant

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification

         Reference is made to Article X of the Registrant's Trust Instrument.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser

         PayPal Asset Management, Inc., fka X.com Asset Management (the "Investment Adviser"), is a Delaware corporation that offers investment advisory services. The Investment Adviser's offices are located at 303 Bryant Street, Mountain View, CA 94041. The directors and officers of the Investment Adviser and their business and other business connections are as follows:

Name                     Title/Status with Investment Adviser      Other Business Connections
----                     ------------------------------------      --------------------------

Ralph Ho, Jr.            President                                 Vice President, Finance & Treasurer, PayPal, Inc.

Anthony P. Carvalho      Controller                                Vice President, Finance & Corporate Controller,
                                                                     PayPal, Inc.

John R. Shaull           Treasurer                                 Assistant Treasurer, PayPal, Inc.

Chris Gregory            Vice President, Product Marketing         Senior Product Manager, PayPal, Inc.

Scott B. Alexander       Vice President, Engineering               Senior Engineer, PayPal, Inc.

John D. Muller           Secretary                                 General Counsel of PayPal, Inc.

Item 27. Principal Underwriters

         (a) Funds Distributor, Inc. ("FDI" or the "Distributor") is regarded by the Fund as a Selling Agent for website activities; shares of the Fund are self-distributed by the Trust. FDI acts as principal underwriter for the following investment companies:

              The Brinson Funds
              Dresdner RCM Capital Funds, Inc.
              Dresdner RCM Global Funds, Inc.
              Dresdner RCM Investment Funds Inc.
              GMO Trust
              LaSalle Partners Funds, Inc.
              LMCG Funds
              Merrimac Series
              Monetta Fund, Inc.
              Monetta Trust
              The Montgomery Funds I
              The Montgomery Funds II
              The Munder Framlington Funds Trust
              The Munder Funds Trust
              The Munder Funds, Inc.
              National Investors Cash Management Fund, Inc.
              Nomura Pacific Basin Fund, Inc.
              The Saratoga Advantage Trust
              SG Cowen Funds, Inc.
              SG Cowen Income + Growth Fund, Inc.
              SG Cowen Standby Reserve Fund, Inc.
              SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
              SG Cowen Series Funds, Inc.
              Skyline Funds
              St. Clair Funds, Inc.
              TD Waterhouse Family of Funds, Inc.
              TD Waterhouse Trust
              UAM Funds, Inc.
              UAM Funds, Inc. II
              UAM Funds Trust

              FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

         (b)  Information about Directors and Officers of FDI is as follows:

              Lynn J. Mangum           Director
              William J. Tomko         President
              Kevin J. Dell            Secretary
              Edward S. Forman         Assistant Secretary
              Dennis R. Sheehan        Director/Treasurer
              Donald W. Blodgett, Jr.  Financial Operations Officer
              Charles L. Booth         Vice President/Assistant Compliance
                                        Officer
              Patrick W. McKeon        Vice President/Chief Compliance
                                        Officer/Executive Representative,
                                        Supervising Principal

         (c)  Not applicable

Item 28. Location of Accounts and Records

         The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of PayPal Asset Management, Inc., 363 Bryant Street, Mountain View, California 94041, and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, 02116.


Item 29. Management Services

         Not applicable


Item 30. Undertakings:

         Not applicable

                          SIGNATURES FOR THE REGISTRANT

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Palo Alto in the State of California on the 30th day of April 2002.


                                            PAYPAL FUNDS
                                            (Registrant)

                                            By: /s/ John T. Story
                                                ------------------------
                                            Name: John T. Story
                                            Title: President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


Signature                  Title                     Date
---------                  -----                     ----

/s/ John T. Story          Trustee and President     April 30th, 2002
-----------------
John T. Story


/s/ Jeff J. Gaboury        Treasurer and             April 30th, 2002
-------------------        Chief Financial Officer
Jeff J. Gaboury


/s/ Nicole E. Faucher*     Trustee                   April 30th, 2002
---------------------
Nicole E. Faucher


/s/ Kevin T. Hamilton*     Trustee                   April 30th, 2002
----------------------
Kevin T. Hamilton


/s/ Gregory N. River*      Trustee                   April 30th, 2002
---------------------
Gregory N. River


*By: /s/ David Hearth
------------------------
         David Hearth,
Attorney-in-Fact, pursuant to
Power of Attorney previously
filed.

                       SIGNATURES FOR THE MASTER PORTFOLIO

         Pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), the undersigned Registrant has duly caused this amendment to the foregoing Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 30th day of April, 2002.

                                           MASTER INVESTMENT PORTFOLIO

                                           By  /s/ Richard H. Blank, Jr.
                                                   -------------------------
                                                   Richard H. Blank, Jr.
                                                   Secretary and Treasurer
                                                   (Principal Financial Officer)

         Pursuant to the requirements of the 1940 Act, this amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature                    Title                            Date
---------                    -----                            ----

                             Chairman and President           April 30th, 2002
/s/ R. Greg Feltus*          (Principal Executive Officer)
--------------------------
R. Greg Feltus

                             Secretary and Treasurer          April 30th, 2002
/s/ Richard H. Blank, Jr.    (Principal Financial Officer)
--------------------------
Richard H. Blank, Jr.


/s/ Jack S. Euphrat*         Trustee                          April 30th, 2002
--------------------------
Jack S. Euphrat


/s/ W. Rodney Hughes*        Trustee                          April 30th, 2002
--------------------------
W. Rodney Hughes


/s/ Mary G. F. Bitterman*    Trustee                          April 30th, 2002
--------------------------
Mary G. F. Bitterman


/s/ Richard K. Lyons*        Trustee                          April 30th, 2002
--------------------------
Richard K. Lyons


/s/ Lee T. Kranefuss*        Trustee                          April 30th, 2002
--------------------------
Lee T. Kranefuss


*By: /s/ Richard H. Blank, Jr.
     --------------------------
     Richard H. Blank, Jr.
     As Attorney-in-Fact

 * Richard H. Blank, Jr. signs this document pursuant to powers of attorney previously filed.

                                  EXHIBIT INDEX


              (a)(iv)  Certificate of Amendment to Certificate of Trust

              (d)(i)   Investment Advisory Agreement

              (d)(ii)  Amended and Restated Operating Expenses Agreement

              (e)(i)   Services Agreement

              (h)(ii)  Restated Transfer Agency Agreement

              (i)      Opinion and Consent of Counsel

              (j)      Consent of Independent Auditors